Risk Management (Details 1) - Stage 2 [Member]	12 Months Ended
Dec. 31, 2019
Mortgages [Member] | Collective [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Percentage of quantitative criteria for significant increase in credit risk	39.57%
Description of quantitative criteria for significant increase in credit risk of portfolio	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Other Loans [Member] | Collective [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Percentage of quantitative criteria for significant increase in credit risk	39.11%
Description of quantitative criteria for significant increase in credit risk of portfolio	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Revolving Credit Cards [Member] | Collective [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Percentage of quantitative criteria for significant increase in credit risk	15.73%
Description of quantitative criteria for significant increase in credit risk of portfolio	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Collectively Assessed SME [Member] | Collective [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Percentage of quantitative criteria for significant increase in credit risk	39.11%
Description of quantitative criteria for significant increase in credit risk of portfolio	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Individually Assessed SME [Member] | Individual [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Percentage of quantitative criteria for significant increase in credit risk	22.69%
Description of quantitative criteria for significant increase in credit risk of portfolio	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Description of quantitative criteria for significant increase in credit risk of client	Clients that are considered to be substandard or in incompliance (pre-legal action)
Middle Market [Member] | Individual [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Percentage of quantitative criteria for significant increase in credit risk	4.50%
Description of quantitative criteria for significant increase in credit risk of portfolio	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Description of quantitative criteria for significant increase in credit risk of client	Clients that are considered to be substandard or in incompliance (pre-legal action)
Corporate And Investment Banking [Member] | Individual [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Description of quantitative criteria for significant increase in credit risk	Santander Group criteria
Description of quantitative criteria for significant increase in credit risk of portfolio	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Description of quantitative criteria for significant increase in credit risk of client	Clients that are considered to be substandard or in incompliance (pre-legal action)